Offerings - Offering: 1	Mar. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, to be issued under the AST SpaceMobile, Inc. 2024 Incentive Award Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	26.29
Maximum Aggregate Offering Price	$ 52,580,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,050.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also covers such indeterminable number of additional shares of AST SpaceMobile, Inc. (the “Registrant”) Class A common stock, par value $0.0001 per share (“Common Stock”), as may become issuable under the AST SpaceMobile, Inc. 2024 Incentive Award Plan (the “2024 Plan”) to prevent dilution in the event of a reorganization, reclassification, stock split, dividend or distribution, or any similar transaction.Registers shares of Common Stock to be issued pursuant to future awards under the 2024 Plan that were added to the shares authorized for issuance under the 2024 Plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Stock Market on February 28, 2025.The Registrant does not have any fee offsets.